COST REDUCTION ACTIONS	12 Months Ended
Dec. 28, 2013
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 11. COST REDUCTION ACTIONS

2012 Program

        In 2013, we recorded $40.3 million in restructuring charges, net of reversals, related to the restructuring program we initiated in 2012 (the "2012 Program"), which consisted of severance and related costs for the reduction of approximately 1,400 positions, lease and other contract cancellation costs, and asset impairment charges.

        In 2012, we recorded $56.4 million in restructuring charges, net of reversals, related to our 2012 Program, which consisted of severance and related costs for the reduction of approximately 1,060 positions, lease cancellation costs, and asset impairment charges.

        No employees impacted by the 2012 Program remained employed with us as of December 28, 2013.

2011 Actions

        In 2011, we recorded approximately $45 million in restructuring charges, net of reversals, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 910 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 29, 2012.

        Accruals for severance and related costs and lease and other contract cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. For assets that were not disposed, impairments were based on the estimated market value of the assets.

        During 2013, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2012	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2013

2012 Program
Severance and related costs	$20.7	$27.2	$(41.0)	$–	$(.3)	$6.6
Lease and other contract cancellation costs	.1	3.4	(3.3)	–	–	.2
Asset impairment charges	–	9.7	–	(9.7)	–	–
2011 Actions
Severance and related costs	.1	–	(.1)	–	–	–

Total	$20.9	$40.3	$(44.4)	$(9.7)	$(.3)	$6.8

        During 2012, restructuring charges and payments, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment charges	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 – Q42010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

Total	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

        The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions for the periods shown below. Restructuring costs in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

(In millions)	2013	2012	2011

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$10.8	$34.1	$19.7
Retail Branding and Information Solutions	28.5	17.8	19.4
Other specialty converting businesses	.1	.9	–
Corporate	.9	3.0	4.8

Continuing operations	40.3	55.8	43.9

Discontinued operations	–	.6	1.3

	$40.3	$56.4	$45.2

        Subsequent to the end of the fiscal year 2013, in January 2014, we announced our intent to close an older manufacturing facility in the Netherlands and consolidate those operations with the operations of another existing facility in Germany. This restructuring action is anticipated to result in a reduction of approximately 110 positions from our Pressure-sensitive Materials segment.